Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instrument Detail [Abstract]
Summary of Derivative Instruments

The following table summarizes the Company’s derivative instruments as of December 31, 2022:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks that were indexed to daily SOFR, with fixed rates between -0.02% and 3.84% per annum, amortizing notional amounts, with termination dates through November 30, 2032	$2,071,125
Interest rate cap contract with a bank that was indexed to daily SOFR, with fixed cap rate of 6.33% per annum, nonamortizing notional amounts, with a termination date of March 31, 2023	100,000
Total notional amount as of December 31, 2022 (1) (2)	$2,171,125

(1)
As of December 31, 2022, the Company completed its amendment of all interest rate swap contracts which were related with the replacement of LIBOR to SOFR due to the reference rate reform.

(2)
Excludes the Company’s interest rate swap contract with an effective date in a future period (“forward starting interest rate swap”). In February 2022, the Company entered into a forward starting interest rate swap with a bank that was indexed to daily SOFR and with an initial notional amount of $100,000. The Company pays a fixed rate at 1.96% and with an effective date of February 28, 2024 and termination date of February 28, 2034.

Summary of Fair Value of Derivative Instruments on Consolidated Balance Sheets

The following table summarizes the fair value of derivative instruments on the consolidated balance sheets as of December 31, 2022 and 2021:

Fair Values of Derivative Instruments
Assets (liabilities), net
Balance at December 31, 2020	$(29,188)
Change in derivative instruments designated as cash flow hedges	10,986
Reclassification of realized loss on derivative instruments designated as cash flow hedges for current year cash settlements	8,771
Unrealized gain on derivative instruments not designated as cash flow hedges	5,220
Cash settlements on early termination on interest rate swaps not designated as cash flow hedges	14,350
Balance at December 31, 2021	10,139
Change in derivative instruments designated as cash flow hedges	151,814
Reclassification of realized gain on derivative instruments designated as cash flow hedges for current year cash settlements	(12,709)
Balance at December 31, 2022	$149,244

Summary of Pre-tax Impact of Derivative Instruments on Consolidated Statements of Operations and Comprehensive Income

The following table summarizes the pre-tax impact of derivative instruments on the consolidated statements of operations and comprehensive income during the years ended December 31, 2022, 2021 and 2020:

		2022	2021	2020
Derivative instruments	Financial Statement Line Item
Non-designated	Realized loss on financial instruments, net	$—	$(5,408)	$(12,295)
Non-designated	Unrealized gain (loss) on financial instruments, net	$—	$5,220	$(6,044)
Designated	Other comprehensive income (loss)	$151,814	$10,986	$(12,307)
Designated	Interest income (expense)	$12,709	$(8,771)	$(2,806)